UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09397
                                                     ---------

                           The Gabelli Utilities Fund
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           THE GABELLI UTILITIES FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005


TO OUR SHAREHOLDERS,

      During the second quarter of 2005, the Gabelli Utilities Fund (the "Fund") rose 6.6%, while the Standard & Poor's ("S&P") 500 Utility Index was up 9.3% and the Lipper Utility Fund Average rose 7.30%. For the six month period ended June 30, 2005, the Fund was up 8.9% versus gains of 15.2% and 10.0% for the S&P 500 Utility Index and the Lipper Utility Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2005.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2005 (A)
                ------------------------------------------------

                                                                                                               Since
                                                                          Year to                            Inception
                                                                Quarter    Date    1 Year   3 Year  5 Year   (8/31/99)
                                                                -------    ----    ------   ------  ------   ---------
  GABELLI UTILITIES FUND CLASS AAA ............................  6.57%     8.91%   21.42%   12.45%   5.63%    9.16%
  S&P 500 Utility Index .......................................  9.31     15.24    37.98    13.80    4.01     3.89
  Lipper Utility Fund Average .................................  7.30     10.00    30.25    14.50    1.83     3.84
  Class A .....................................................  6.43      8.88    21.35    12.51    5.66     9.19
                                                                 0.31(b)   2.64(b) 14.41(b) 10.30(b) 4.42(b)  8.09(b)
  Class B .....................................................  6.34      8.59    20.52    11.70    5.20     8.78
                                                                 1.34(c)   3.59(c) 15.52(c) 10.89(c) 4.87(c)  8.55(c)
  Class C .....................................................  6.32      8.55    20.60    11.80    5.26     8.83
                                                                 5.32(c)   7.55(c) 19.60(c) 11.80(c) 5.26(c)  8.83(c)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE VALUE OF UTILITY STOCKS CHANGE AS LONG-TERM INTEREST RATES CHANGE. FUNDS INVESTING IN A SINGLE SECTOR, SUCH AS UTILITIES, MAY BE SUBJECT TO MORE VOLATILITY THAN FUNDS THAT INVEST MORE BROADLY. THE UTILITIES INDUSTRY CAN BE SIGNIFICANTLY AFFECTED BY GOVERNMENT REGULATION, FINANCING DIFFICULTIES, SUPPLY OR DEMAND OF SERVICES OR FUEL AND NATURAL RESOURCES CONSERVATION. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 31, 2002. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 UTILITY INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI UTILITIES FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2005 through June 30, 2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2005.

                   Beginning        Ending      Annualized   Expenses
                 Account Value   Account Value    Expense   Paid During
                   01/01/05        06/30/05        Ratio      Period*
--------------------------------------------------------------------------------
GABELLI UTILITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00      $1,089.10        1.47%     $ 7.61
Class A            $1,000.00      $1,088.80        1.47%     $ 7.61
Class B            $1,000.00      $1,085.90        2.22%     $11.48
Class C            $1,000.00      $1,085.50        2.22%     $11.48

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00      $1,017.50        1.47%     $ 7.35
Class A            $1,000.00      $1,017.50        1.47%     $ 7.35
Class B            $1,000.00      $1,013.79        2.22%     $11.08
Class C            $1,000.00      $1,013.79        2.22%     $11.08

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets.

GABELLI UTILITIES FUND

Energy and Utilities: Integrated .................   40.3%
Energy and Utilities: Electric ...................   19.7%
U.S. Government Obligations ......................   12.0%
Energy and Utilities: Natural Gas ................   10.0%
Cable and Satellite ..............................    4.8%
Telecommunications ...............................    4.0%
Entertainment ....................................    2.5%
Energy and Utilities: Oil ........................    1.9%
Wireless Communications ..........................    1.5%
Computer Software and Services ...................    0.9%
Energy and Utilities: Water ......................    0.5%
Transportation ...................................    0.4%
Metals and Mining ................................    0.1%
Other Assets and Liabilities - Net ...............    1.4%
                                                    ------
                                                    100.0%
                                                    ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDING MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

MONTHLY DISTRIBUTIONS

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains and paid-in capital. The actual source of the distribution is determined after the end of the year. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.84 per share. Distributions for the year ended December 31, 2004 included a return of capital of $0.69, $0.72, $0.75 and $0.77 per share for Class AAA, Class A, Class B and Class C, respectively.



PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               MARKET
     SHARES                                    COST            VALUE
     ------                                    ----            -----

             COMMON STOCKS -- 85.4%
             CABLE AND SATELLITE -- 4.8%
     30,000  Cablevision Systems Corp.,
               Cl. A+ .................. $    787,605    $    966,000
     12,000  Cogeco Cable Inc. .........      248,655         265,426
     40,000  Cogeco Inc. ...............      777,563         876,918
     20,000  Comcast Corp., Cl. A+ .....      638,470         614,000
     50,000  DIRECTV Group Inc.+ .......      861,324         775,000
     77,000  EchoStar Communications
               Corp., Cl. A ............    2,396,899       2,321,550
     25,000  Insight Communications
               Co. Inc., Cl. A+ ........      239,308         276,250
     29,702  Liberty Global Inc., Cl A+     1,254,626       1,386,179
      6,000  Mediacom Communications
               Corp., Cl. A+ ...........       35,001          41,220
     75,000  Rogers Communications Inc.,
               Cl. B ...................    2,008,921       2,466,000
      1,000   Shaw Communications Inc.,
               Cl. B, New York .........       16,985          20,770
                                         ------------    ------------
                                            9,265,357      10,009,313
                                         ------------    ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.9%
     50,000  Storage Technology Corp.+      1,820,396       1,814,500
                                         ------------    ------------
             ENERGY AND UTILITIES: ELECTRIC -- 19.5%
     90,000  AES Corp.+ ................      434,950       1,474,200
    205,000  Allegheny Energy Inc.+ ....    2,255,704       5,170,100
     26,000  ALLETE Inc. ...............      865,004       1,297,400
     60,000  American Electric
               Power Co. Inc. ..........    2,101,931       2,212,200
     30,000  Cleco Corp. ...............      608,816         647,100
    120,000  DPL Inc. ..................    2,908,871       3,294,000
      6,000  DTE Energy Co. ............      240,835         280,620
     70,000  Duquesne Light Holdings Inc.   1,131,131       1,307,600
     52,000  Edison International ......      671,304       2,108,600
     80,000  El Paso Electric Co.+ .....      963,137       1,636,000
    160,000  Electric Power Development
               Co. Ltd. ................    4,680,039       4,630,782
    148,000  FPL Group Inc. ............    5,497,916       6,224,880
     90,000  Great Plains Energy Inc. ..    2,583,899       2,870,100
     30,000  Green Mountain Power Corp..      682,200         895,200
    100,000  Pepco Holdings Inc. .......    2,029,206       2,394,000
     35,000  Pinnacle West Capital Corp.    1,513,477       1,555,750
      6,500  TXU Corp. .................      110,193         540,085
      3,000  UIL Holdings Corp. ........      124,810         161,430
     70,000  Unisource Energy Corp. ....    1,641,096       2,152,500
                                         ------------    ------------
                                           31,044,519      40,852,547
                                         ------------    ------------
             ENERGY AND UTILITIES: INTEGRATED -- 39.7%
     25,000  Alliant Energy Corp. ......      566,406         703,750
     40,000  Ameren Corp. ..............    1,841,934       2,212,000
    720,000  Aquila Inc.+ ..............    2,439,112       2,599,200
      3,500  Areva .....................    1,475,044       1,495,571

                                                               MARKET
     SHARES                                    COST            VALUE
     ------                                    ----            -----

     33,000  Black Hills Corp. ......... $    973,139    $  1,216,050
     22,500  CH Energy Group Inc. ......      983,888       1,094,175
     24,000  Chubu Electric Power Co. Inc.    574,288         575,602
     24,000  Chugoku Electric
               Power Co. Inc. .........       457,538         468,488
    100,000  Cinergy Corp. .............    4,024,413       4,482,000
    110,000  CMS Energy Corp.+ .........      735,229       1,656,600
     42,000  Consolidated Edison Inc. ..    1,815,654       1,967,280
     22,000  Constellation Energy Group       704,631       1,269,180
     47,000  Duke Energy Corp. .........      899,917       1,397,310
    230,000  El Paso Corp. .............    2,118,265       2,649,600
     12,000  Empire District Electric Co.     278,855         287,520
    130,000  Enel SpA ..................      888,729       1,132,706
      2,000  Energias de Portugal SA, ADR      59,120          50,160
     75,000  Energy East Corp. .........    1,604,380       2,173,500
      4,000  Entergy Corp. .............      152,640         302,200
     43,000  FirstEnergy Corp. .........    1,531,999       2,068,730
     28,200  Florida Public Utilities Co.     492,924         536,082
     75,000  Hawaiian Electric
               Industries Inc. .........    1,929,553       2,010,750
    100,000  Hera SpA ..................      174,312         278,638
     12,000  Hokkaido Electric
               Power Co. Inc. ..........      238,323         245,604
     24,000  Hokuriku Electric Power Co.      442,615         457,668
      2,000  Iberdrola SA ..............       46,240          52,811
     96,000  Kansai Electric Power Co. Inc  1,925,246       1,930,214
     45,000  Korea Electric Power
               Corp., ADR .............       669,628         705,150
     24,000  Kyushu Electric Power Co. Inc    503,470         521,504
     32,000  Maine & Maritimes Corp. ...      985,650         784,000
     44,390  MGE Energy Inc. ...........    1,475,025       1,614,908
     40,000  Mirant Corp.+ .............       58,080          20,480
     10,000  National Grid Transco plc,
               ADR .....................      386,405         487,700
     40,500  NiSource Inc. .............      879,696       1,001,565
    105,000  Northeast Utilities .......    1,980,479       2,190,300
     83,000  NSTAR .....................    1,905,618       2,558,890
    140,000  OGE Energy Corp. ..........    3,661,255       4,051,600
      1,000  Ormat Technologies Inc. ...       15,000          19,100
     31,800  Otter Tail Corp. ..........      836,051         869,094
     28,000  PG&E Corp. ................      365,349       1,051,120
     17,500  PPL Corp. .................      669,063       1,039,150
     85,000  Progress Energy Inc. ......    3,636,699       3,845,400
     50,000  Public Service Enterprise
               Group Inc. .............     2,522,462       3,041,000
     30,000  SCANA Corp. ...............    1,223,194       1,281,300
     90,000  Scottish Power plc ........      691,224         800,620
     40,000  Scottish Power plc, ADR ...    1,267,354       1,424,000
     24,000  Shikoku Electric Power
               Co. Inc. ................      473,574         478,226
     80,800  Southern Co. ..............    2,598,025       2,801,336
     30,000  TECO Energy Inc. ..........      458,758         567,300
    140,000  Tohoku Electric Power
               Co. Inc. ................    2,470,795       2,985,303
     32,000  Tokyo Electric Power
               Co. Inc. ................      782,090         763,141

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               MARKET
     SHARES                                    COST            VALUE
     ------                                    ----            -----

             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
     60,000  Vectren Corp. ............. $  1,645,112    $  1,723,800
    130,000  Westar Energy Inc. ........    2,558,013       3,123,900
     70,000  Wisconsin Energy Corp. ....    2,224,841       2,730,000
     50,000  WPS Resources Corp. .......    2,661,155       2,812,500
    140,000  Xcel Energy Inc. ..........    2,370,239       2,732,800
                                         ------------    ------------
                                           71,348,698      83,338,576
                                         ------------    ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 10.0%
     95,000  Atmos Energy Corp. ........    2,568,047       2,736,000
     16,000  Cascade Natural Gas Corp. .      329,312         328,000
     38,300  Chesapeake Utilities Corp.       981,460       1,170,065
     20,000  Energen Corp. .............      239,277         701,000
     38,000  KeySpan Corp. .............    1,374,217       1,546,600
     40,000  Laclede Group Inc. ........    1,200,335       1,270,400
     77,000  National Fuel Gas Co. .....    1,950,116       2,226,070
     15,000  Nicor Inc. ................      388,552         617,550
     67,000  ONEOK Inc. ................    1,555,299       2,187,550
     32,000  Peoples Energy Corp. ......    1,382,676       1,390,720
     35,000  Piedmont Natural Gas Co. Inc.    833,090         840,700
     27,200  SEMCO Energy Inc.+ ........      146,023         162,928
      2,000  Snam Rete Gas SpA .........       10,804          10,710
      4,000  South Jersey Industries Inc.     191,860         244,480
     50,000  Southern Union Co.+ .......      871,322       1,227,500
    170,000  Southwest Gas Corp. .......    4,213,198       4,336,700
                                          -----------      ----------
                                           18,235,588      20,996,973
                                          -----------      ----------
             ENERGY AND UTILITIES: OIL -- 1.9%
     50,000  Kaneb Services LLC ........    2,160,520       2,164,000
      6,000  Murphy Oil Corp. ..........      269,557         313,380
     25,000  Unocal Corp. ..............    1,417,511       1,626,250
                                         ------------    ------------
                                            3,847,588       4,103,630
                                         ------------    ------------
             ENERGY AND UTILITIES: WATER -- 0.5%
      3,000  American States Water Co...       75,431          88,110
      3,000  Aqua America Inc. .........       78,190          89,220
      1,000  California Water Service
               Group ..................        34,715          37,540
      5,333  Middlesex Water Co. .......       91,735         103,567
     16,000  Pennichuck Corp. ..........      286,405         305,920
      6,000  SJW Corp. .................      219,961         282,060
      2,000  Veolia Environnement ......       68,803          75,199
      1,100  York Water Co. ............       20,544          23,254
                                         ------------    ------------
                                              875,784       1,004,870
                                         ------------    ------------
             ENTERTAINMENT -- 2.5%
     50,000  Time Warner Inc.+ .........      898,799         835,500
    140,000  Vivendi Universal SA, ADR..    4,377,460       4,386,200
                                         ------------    ------------
                                            5,276,259       5,221,700
                                         ------------    ------------

                                                               MARKET
     SHARES                                    COST            VALUE
     ------                                    ----            -----

             METALS AND MINING -- 0.1%
     11,000  Compania de Minas
               Buenaventura SA, ADR .... $    260,300    $    252,890
                                         ------------    ------------
             TELECOMMUNICATIONS -- 3.6%
    150,000  AT&T Corp. ................    2,852,150       2,856,000
     16,000  BellSouth Corp. ...........      476,849         425,120
        200  Hutchison Telecommunications
               International Ltd.+ .....          163             198
    100,000  MCI Inc. ..................    2,508,103       2,571,000
        200  Mobistar SA ...............       18,055          16,724
        200  PT Indosat Tbk ............          128             113
     10,000  SBC Communications Inc. ...      267,899         237,500
     20,000  Sprint Corp. ..............      474,697         501,800
        600  Tele2 AB, Cl. B ...........        8,180           5,645
      4,000  Telecom Italia SpA, ADR ...      137,085         125,240
      4,500  Telephone & Data Systems Inc.    184,848         183,645
      7,500  Telephone & Data Systems Inc.,
               Special ................       300,104         287,550
      8,000  Verizon Communications Inc.      296,320         276,400
                                         ------------    ------------
                                            7,524,581       7,486,935
                                         ------------    ------------
             TRANSPORTATION -- 0.4%
     20,000  Overnite Corp. ............      851,660         859,600
                                         ------------    ------------
             WIRELESS COMMUNICATIONS -- 1.5%
      5,000  America Movil SA de CV,
               Cl. L, ADR ..............      253,766         298,050
      7,000  China Mobile (Hong Kong)
               Ltd., ADR ...............      115,527         130,130
      7,000  China Unicom Ltd., ADR ....       58,187          58,660
      2,000  Cosmote Mobile
               Telecommunications SA ...       36,555          36,547
      2,400  Mobile TeleSystems, ADR ...       79,902          80,760
        190  MobileOne Ltd. ............          218             246
     20,000  O2 plc+ ...................       45,106          48,824
     10,000  SK Telecom Co. Ltd., ADR ..      204,963         204,000
        200  SmarTone Telecommunications
               Holdings Ltd. ...........          207             220
      2,000  Telefonica Moviles SA, ADR        23,200          21,220
        200  Tim Hellas Telecommunications
               SA, ADR .................        3,316           3,794
        200  Total Access
               Communication plc+ .......         715             640
     41,000  United States Cellular Corp.+  1,906,494       2,047,540
      4,000  Vimpel-Communications,
               ADR+ .....................     123,051         136,120
      1,000  Virgin Mobile Holdings plc         4,222           4,622
      6,000  Vodafone Group plc, ADR ...      156,362         145,920
                                         ------------    ------------
                                            3,011,791       3,217,293
                                         ------------    ------------
             TOTAL COMMON STOCKS .......  153,362,521     179,158,827
                                         ------------    ------------

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               MARKET
     SHARES                                    COST            VALUE
     ------                                    ----            -----

             CONVERTIBLE PREFERRED STOCKS -- 0.8%
             ENERGY AND UTILITIES: INTEGRATED -- 0.6%
        800  El Paso Corp.,
               4.990% Cv. Pfd.+ (b) ....  $   758,731     $   849,654
     15,000  Mirant Trust I, 6.250% Cv.
               Pfd., Ser. A+ (a) .......      432,655         318,750
                                         ------------    ------------
                                            1,191,386       1,168,404
                                         ------------    ------------
             TELECOMMUNICATIONS -- 0.2%
     11,400  Cincinnati Bell Inc.,
               6.750% Cv. Pfd., Ser. B        477,317         514,140
                                         ------------    ------------
             TOTAL CONVERTIBLE
               PREFERRED STOCKS ........    1,668,703       1,682,544
                                         ------------    ------------
    PRINCIPAL
     AMOUNT
     ------
             CONVERTIBLE BONDS -- 0.4%
             ENERGY AND UTILITIES: ELECTRIC -- 0.2%
 $  450,000  AES Corp., Sub. Deb. Cv.,
               4.500%, 08/15/05 ........      442,602         452,250
                                         ------------    ------------
             TELECOMMUNICATIONS -- 0.2%
    400,000  Nortel Networks Corp., Cv.,
               4.250%, 09/01/08 ........      384,704         375,000
                                         ------------    ------------
             TOTAL CONVERTIBLE BONDS ...      827,306         827,250
                                         ------------    ------------

    PRINCIPAL                                                  MARKET
     AMOUNT                                    COST            VALUE
     ------                                    ----            -----

             U.S.  GOVERNMENT  OBLIGATIONS -- 12.0%
$25,227,000  U.S.  Treasury Bills,
               2.637% to 3.221%++,
               07/07/05 to 10/20/05 .... $ 25,101,139    $ 25,100,657
                                         ------------    ------------
             TOTAL INVESTMENTS
                -- 98.6% ............... $180,959,669     206,769,278
                                         ============
             OTHER ASSETS AND LIABILITIES (NET) -- 1.4%     3,036,509
                                                         ------------
             NET ASSETS -- 100.0% ....................   $209,805,787
                                                         ============
----------
 (a) Security in default.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the Rule 144A securities are considered liquid and the market value amounted to $849,654 or 0.4% of total net assets.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt




                 See accompanying notes to financial statements.

                                                THE GABELLI UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $180,959,669) ................  $206,769,278
  Cash .....................................................        29,516
  Dividends and interest receivable ........................       531,420
  Receivable from investments sold .........................           259
  Receivable for Fund shares sold ..........................     3,074,396
  Other assets .............................................         2,492
                                                              ------------
  TOTAL ASSETS .............................................   210,407,361
                                                              ------------
LIABILITIES:
  Payable for investments purchased ........................       309,127
  Payable for Fund shares redeemed .........................        43,260
  Payable for investment advisory fees .....................       157,906
  Payable for distribution fees ............................        68,469
  Other accrued expenses and liabilities ...................        22,812
                                                              ------------
  TOTAL LIABILITIES ........................................       601,574
                                                              ------------
  NET ASSETS applicable to 24,347,362
    shares outstanding .....................................  $209,805,787
                                                              ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at $0.001
    par value ..............................................  $     24,347
  Additional paid-in capital ...............................   185,970,280
  Accumulated net realized loss on
    investments and foreign currency
    transactions ...........................................    (1,992,153)
  Net unrealized appreciation on investments ...............    25,809,609
  Net unrealized depreciation on foreign
    currency translations ..................................        (6,296)
                                                              ------------
  NET ASSETS ...............................................  $209,805,787
                                                              ============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($116,222,746 / 13,426,341 shares
    outstanding; unlimited number of shares
    authorized of $0.001 par value) ........................         $8.66
                                                                     =====
  CLASS A:
  Net Asset Value and redemption price per
    share ($39,397,283 / 4,536,738 shares
    outstanding; unlimited number of shares
    authorized of $0.001 par value) ........................         $8.68
                                                                     =====
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price) .................................         $9.21
                                                                     =====
  CLASS B:
  Net Asset Value and offering price per share
    ($329,439 / 38,958 shares outstanding;
    unlimited number of shares authorized of
    $0.001 par value) ......................................         $8.46(a)
                                                                     =====
  CLASS C:
  Net Asset Value and offering price per share
    ($53,856,319 / 6,345,325 shares outstanding;
    unlimited number of shares authorized of
    $0.001 par value) ......................................         $8.49(a)
                                                                     =====
----------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $43,911) ..............   $ 2,017,073
  Interest .................................................       287,873
                                                               -----------
  TOTAL INVESTMENT INCOME ..................................     2,304,946
                                                               -----------
EXPENSES:
  Investment advisory fees .................................       740,038
  Distribution fees -- Class AAA ...........................       120,521
  Distribution fees -- Class A .............................        26,794
  Distribution fees -- Class B .............................         1,638
  Distribution fees -- Class C .............................       149,138
  Shareholder services fees ................................        40,804
  Shareholder communications expenses ......................        25,194
  Registration fees ........................................        21,016
  Custodian fees ...........................................        16,573
  Legal and audit fees .....................................        14,439
  Trustees' fees ...........................................        12,146
  Miscellaneous expenses ...................................        29,793
                                                               -----------
  TOTAL EXPENSES ...........................................     1,198,094
  Less: Custodian fee credits ..............................          (550)
                                                               -----------
  TOTAL NET EXPENSES .......................................     1,197,544
                                                               -----------
  NET INVESTMENT INCOME ....................................     1,107,402
                                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .........................     1,189,129
  Net realized loss on foreign currency
    transactions ...........................................          (688)
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ..................................    11,753,987
                                                               -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY .......................    12,942,428
                                                               -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................   $14,049,830
                                                               ===========

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2005         YEAR ENDED
                                                                                  (UNAUDITED)       DECEMBER 31, 2004
                                                                                ---------------     -----------------
OPERATIONS:
  Net investment income .....................................................     $ 1,107,402         $ 1,161,129
  Net realized gain on investments and foreign currency transactions ........       1,188,441             163,412
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations ...........................................      11,753,987           8,946,173
                                                                                 ------------        ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................      14,049,830          10,270,714
                                                                                 ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ...............................................................        (700,007)         (1,083,750)
    Class A .................................................................        (167,812)            (39,396)
    Class B .................................................................          (2,367)             (5,664)
    Class C .................................................................        (237,216)            (32,816)
                                                                                 ------------        ------------
                                                                                   (1,107,402)         (1,161,626)
                                                                                 ------------        ------------
  Net realized gains
    Class AAA ...............................................................        (751,234)*          (125,338)
    Class A .................................................................        (180,092)*            (4,556)
    Class B .................................................................          (2,540)*              (655)
    Class C .................................................................        (254,575)*            (3,795)
                                                                                 ------------        ------------
                                                                                   (1,188,441)           (134,344)
                                                                                 ------------        ------------
  Return of capital
    Class AAA ...............................................................      (3,510,518)*        (5,119,985)
    Class A .................................................................        (841,572)*          (186,117)
    Class B .................................................................         (11,872)*           (26,759)
    Class C .................................................................      (1,189,629)*          (155,031)
                                                                                 ------------        ------------
                                                                                   (5,553,591)         (5,487,892)
                                                                                 ------------        ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................      (7,849,434)         (6,783,862)
                                                                                 ------------        ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
    Class AAA ...............................................................      30,881,664          34,873,967
    Class A .................................................................      28,155,348           9,616,331
    Class B .................................................................         (13,488)            255,354
    Class C .................................................................      42,348,986           9,765,972
                                                                                 ------------        ------------
  NET INCREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST TRANSACTIONS      101,372,510          54,511,624
                                                                                 ------------        ------------
  REDEMPTION FEES ...........................................................          18,725               4,853
                                                                                 ------------        ------------
  NET INCREASE IN NET ASSETS ................................................     107,591,631          58,003,329

NET ASSETS:
  Beginning of period .......................................................     102,214,156          44,210,827
                                                                                 ------------        ------------
  End of period .............................................................    $209,805,787        $102,214,156
                                                                                 ============        ============

----------
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Utilities Fund (the "Fund") was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 31, 1999. The Fund's primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss by $497 and decrease accumulated net realized loss on investments by $133,847 with an offsetting adjustment to additional paid-in capital. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax character of distributions paid during the year ended December 31, 2004 was as follows:


                                                  YEAR ENDED
                                               DECEMBER 31, 2004
                                               -----------------
      DISTRIBUTIONS PAID FROM:
      Ordinary income (inclusive of gains) ...... $1,295,970
      Non-taxable return of capital .............  5,487,892
                                                  ----------
      Total distributions paid .................. $6,783,862
                                                  ==========

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

      Capital loss carryforward .................. $(1,753,335)
      Net unrealized appreciation on investments
        and foreign payables and receivables .....  13,810,508
                                                   -----------
      Total accumulated gain ..................... $12,057,173
                                                   ===========

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2004 of $1,753,335. This capital loss carryforward is available to reduce future required distributions of net capital gains to shareholders. However, to the extent that distributions are in excess of net investment company taxable income and/or net capital gain, a portion of such excess may be deemed taxable to the extent of the Fund's earnings and profits for the taxable year. $954,200 of the loss carryforward is available through 2008; $655,271 is available through 2009; $54,818 is available through 2010; and $89,046 is available through 2011. For the year ended December 31, 2004, the Fund utilized net capital loss carryforwards of $134,344.

The following summarizes the tax cost of investments and related unrealized appreciation (depreciation) at June 30, 2005:

                                                 GROSS             GROSS         NET UNREALIZED
                                              UNREALIZED        UNREALIZED        APPRECIATION/
                                 COST        APPRECIATION      DEPRECIATION      (DEPRECIATION)
                                 ----        ------------      ------------      --------------
      Investments .......... $181,217,973     $26,659,884      $(1,108,579)       $25,551,305

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are the Adviser's affiliates. The Adviser contractually agreed to waive management fees and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses for Class AAA, Class A, Class B and Class C at 2.00%, 2.00%, 2.75% and 2.75%, respectively, of average daily net assets. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 2.00%, 2.00%, 2.75% and 2.75% of average daily net assets for Class AAA, Class A, Class B and Class C Shares, respectively.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2005, other than short term securities, aggregated $97,754,816 and $10,422,394, respectively.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
6. SHARES OF BENEFICIAL INTEREST. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2005 amounted to $18,725.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of beneficial interest were as follows:


                                                         SIX MONTHS ENDED
                                                           JUNE 30, 2005                      YEAR ENDED
                                                            (UNAUDITED)                    DECEMBER 31, 2004
                                                     ----------------------------     ----------------------------
                                                      SHARES            AMOUNT          SHARES             AMOUNT
                                                     --------          --------        --------           --------
                                                             CLASS AAA                        CLASS AAA
                                                     ----------------------------     ----------------------------
Shares sold .......................................   4,721,206      $ 39,599,873       6,962,962     $ 55,861,448
Shares issued upon reinvestment of dividends ......     387,963         3,243,790         577,703        4,627,738
Shares redeemed ...................................  (1,431,556)      (11,961,999)     (3,209,195)     (25,615,219)
                                                     ----------      ------------      ----------     ------------
  Net increase ....................................   3,677,613      $ 30,881,664       4,331,470     $ 34,873,967
                                                     ==========      ============      ==========     ============
                                                                 CLASS A                          CLASS A
                                                     ----------------------------     ----------------------------
Shares sold .......................................   3,326,476      $ 28,172,970       1,196,763     $  9,794,869
Shares issued upon reinvestment of dividends ......      61,577           518,100          13,991          114,955
Shares redeemed ...................................     (63,702)         (535,722)        (36,423)        (293,493)
                                                     ----------      ------------      ----------     ------------
  Net increase ....................................   3,324,351      $ 28,155,348       1,174,331     $  9,616,331
                                                     ==========      ============      ==========     ============
                                                                 CLASS B                          CLASS B
                                                     ----------------------------     ----------------------------
Shares sold .......................................         955      $      8,016          37,151     $    299,078
Shares issued upon reinvestment of dividends ......         221             1,797             535            4,218
Shares redeemed ...................................      (2,852)          (23,301)         (5,937)         (47,942)
                                                     ----------      ------------      ----------     ------------
  Net increase (decrease) .........................      (1,676)     $    (13,488)         31,749     $    255,354
                                                     ==========      ============      ==========     ============
                                                                 CLASS C                          CLASS C
                                                     ----------------------------     ----------------------------
Shares sold .......................................   5,151,157      $ 42,760,404       1,213,943     $  9,827,615
Shares issued upon reinvestment of dividends ......      77,001           634,317          12,114           97,528
Shares redeemed ...................................    (127,476)       (1,045,735)        (19,910)        (159,171)
                                                     ----------      ------------      ----------     ------------
  Net increase ....................................   5,100,682      $ 42,348,986       1,206,147     $  9,765,972
                                                     ==========      ============      ==========     ============

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
7. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2005, the Fund paid brokerage commissions of $136,065 to Gabelli & Company. Gabelli & Company has informed the Fund that it received commissions (sales charges and underwriting fees) from investors on sales and redemptions of Fund shares during the six months ended June 30, 2005 in the amount of $181,913.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2005, the Fund reimbursed the Adviser $22,500 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

8. CONCENTRATION RISKS. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund's net asset value and a magnified effect in its total return.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI UTILITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period:

                                 INCOME
                         FROM INVESTMENT OPERATIONS                                   DISTRIBUTIONS
             ----------------------------------------------------   ----------------------------------------------------
                                            Net
              Net Asset                 Realized and      Total                      Net
 Period         Value,       Net         Unrealized        from        Net        Realized
 Ended        Beginning   Investment   Gain (Loss) on   Investment  Investment     Gain on     Return of      Total
December 31   of Period    Income (a)   Investments     Operations    Income     Investments    Capital    Distributions
-----------   ---------  ------------   -----------     ----------  ----------   -----------    -------    -------------
CLASS AAA
   2005 (d)     $8.36       $0.07          $0.65          $0.72      $(0.06)      $ (0.06)      $(0.30)      $(0.42)
   2004          8.03        0.15           1.02           1.17       (0.13)        (0.02)       (0.69)       (0.84)
   2003          6.96        0.14           1.77           1.91       (0.14)           --        (0.70)       (0.84)
   2002          9.13        0.22          (1.55)         (1.33)      (0.22)           --        (0.62)       (0.84)
   2001         11.72        0.11          (1.86)         (1.75)      (0.11)           --        (0.73)       (0.84)
   2000         10.89        0.89           0.83           1.72       (0.89)           --           --        (0.89)
CLASS A +
   2005 (d)     $8.38       $0.07          $0.65          $0.72      $(0.06)      $ (0.06)      $(0.30)      $(0.42)
   2004          8.06        0.19           0.97           1.16       (0.11)        (0.01)       (0.72)       (0.84)
   2003          6.96        0.13           1.81           1.94       (0.13)           --        (0.71)       (0.84)
CLASS B +
   2005 (d)     $8.20       $0.03          $0.65          $0.68      $(0.06)      $ (0.06)      $(0.30)      $(0.42)
   2004          7.96        0.08           1.00           1.08       (0.08)        (0.01)       (0.75)       (0.84)
   2003          6.96        0.12           1.72           1.84       (0.12)           --        (0.72)       (0.84)
CLASS C +
   2005 (d)     $8.23       $0.04          $0.64          $0.68      $(0.06)      $ (0.06)      $(0.30)      $(0.42)
   2004          7.98        0.11           0.98           1.09       (0.06)        (0.01)       (0.77)       (0.84)
   2003          6.96        0.08           1.78           1.86       (0.08)           --        (0.76)       (0.84)
-------------------------------------------------------------------------------------------------------------------------





                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                      --------------------------------------------------------------------------------

                           Net Asset            Net Assets                 Operating          Operating
 Period                      Value,               End of       Net         Expenses           Expenses       Portfolio
 Ended          Redemption   End of    Total      Period    Investment       Net of             Before        Turnover
December 31       Fees(a)    Period   Return++   (in 000's)   Income     Reimbursements(e)  Reimbursements(f)   Rate
-----------       -------    ------   --------   ----------   ------     -----------------  -----------------  -------
CLASS AAA
   2005 (d)       $0.00(c)   $8.66       8.9%    $116,223      1.62%(b)       1.47%(b)           1.47%(b)         8%
   2004            0.00(c)    8.36      15.6       81,471      1.85           1.82               1.82            17
   2003              --       8.03      29.5       43,526      1.92           2.00               2.00            39
   2002              --       6.96     (15.1)      13,215      2.91           2.00               2.64            41
   2001              --       9.13     (15.4)       9,727      1.02           2.00               2.49           110
   2000              --      11.72      16.4       13,281      8.31           2.00               2.88           215
CLASS A +
   2005 (d)       $0.00(c)   $8.68       8.9%    $ 39,397      1.69%(b)       1.47%(b)           1.47%(b)         8%
   2004            0.00(c)    8.38      15.4       10,165      2.30           1.82               1.82            17
   2003              --       8.06      29.9          307      1.67           2.00               2.00            39
CLASS B +
   2005 (d)       $0.00(c)   $8.46       8.6%      $  330      0.84%(b)       2.22%(b)           2.22%(b)         8%
   2004            0.00(c)    8.20      14.5          333      1.08           2.57               2.57            17
   2003              --       7.96      28.4           71      1.72           2.75               2.75            39
CLASS C +
   2005 (d)       $0.00(c)   $8.49       8.6%     $ 53,856     0.98%(b)       2.22%(b)           2.22%(b)         8%
   2004            0.00(c)    8.23      14.6        10,245     1.33           2.57               2.57            17
   2003              --       7.98      28.7           307     1.11           2.75               2.75            39

+    Class A, B and C Shares commenced operations on December 31, 2002.

++ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a)  Per share data is calculated using the average shares outstanding method.
(b)  Annualized.
(c)  Amount represents less than $0.005 per share.
(d)  For the six months ended June 30, 2005, unaudited.
(e) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the six months ended June 30, 2005, the effect of the custodian fee credits was minimal.
(f) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $66,719 during 2004, representing previously reimbursed expenses from the Adviser. During the fiscal year ended December 31, 2004, had such payment not been made, the expense ratio would have been 1.71%, 1.71%, 2.46% and 2.46% for Class AAA, Class A, Class B and Class C, respectively.

                           THE GABELLI UTILITIES FUND

           BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT

At its meeting on February 16, 2005, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees (the "independent trustees") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent trustees as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent trustees considered information regarding the Adviser's portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The independent trustees noted the experience, length of service and reputation of the portfolio managers.

INVESTMENT PERFORMANCE. The independent trustees reviewed the short, medium and long-term performance of the Fund since inception against a peer group of sector funds. The trustees noted that the Fund's performance had been declining in comparison to its peer group from top quartile over medium and long term periods to lowest quartile in the most recent period.

PROFITABILITY. The independent trustees reviewed summary data regarding the low level of profitability after years of profitability of the Fund to the Adviser. The trustees also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The independent trustees discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent trustees noted that the Fund needed significantly more assets before economies of scale could be realized. The independent trustees agreed that the Adviser should gather and provide them with information regarding possible ways of measuring potential economies of scale so that they would be in a position to review this potential issue in greater detail if the Fund grew substantially.

SHARING OF ECONOMIES OF SCALE. The independent trustees noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The independent trustees compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the peer group of sector funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment Advisory services of the Adviser. The trustees noted that the Fund's expense ratios were average and the Fund's size was below average within this group. The trustees also noted that the management fee waiver structure was the same as that in effect for most of the Gabelli funds. The trustees did not compare the management fee to the fee for other types of accounts managed by an affiliated adviser.

CONCLUSIONS. The independent trustees concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable performance record. The independent trustees also concluded that the Fund's expense ratios were reasonable in light of the Fund's size, and that economies of scale were not a significant factor in their thinking at this time. The trustees did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent trustees determined to recommend continuation of the investment management agreement to the full Board of Trustees.

                           THE GABELLI UTILITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                       Net Asset Value available daily by
                       calling 800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                        Mary E. Hauck
CHAIRMAN AND CHIEF                           FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                            GABELLI-O'CONNOR FIXED INCOME
GABELLI ASSET MANAGEMENT INC.                MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                          Karl Otto Pohl
ATTORNEY-AT-LAW                              FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                    DEUTSCHE BUNDESBANK

Vincent D. Enright                           Werner J. Roeder, MD
FORMER SENIOR VICE PRESIDENT                 MEDICAL DIRECTOR
AND CHIEF FINANCIAL OFFICER                  LAWRENCE HOSPITAL
KEYSPAN ENERGY CORP.


                                    OFFICERS

Bruce N. Alpert                              James E. McKee
PRESIDENT AND TREASURER                      SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB470Q205SR

                                                              [GRAPGHIC OMITTED]
                                                                Mario J. Gabelli

THE
GABELLI
UTILITIES
FUND










                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Utilities Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                  Bruce N. Alpert, Principal Executive Officer

Date     September 7, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     September 7, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.